Document and Entity Information	May 02, 2024
Prospectus:
Document Type	497
Document Period End Date	May 02, 2024
Entity Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Entity Central Index Key	0000946110
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 02, 2024
Document Effective Date	May 02, 2024
Prospectus Date	Feb. 28, 2024
Credit Suisse Floating Rate High Income Fund | Class I
Prospectus:
Trading Symbol	CSHIX
Credit Suisse Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	CHIAX
Credit Suisse Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	CHICX
Credit Suisse Managed Futures Strategy Fund | Class A
Prospectus:
Trading Symbol	CSAAX
Credit Suisse Managed Futures Strategy Fund | Class C
Prospectus:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class I
Prospectus:
Trading Symbol	CSAIX
Credit Suisse Multialternative Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	CSQIX
Credit Suisse Strategic Income Fund | Class A
Prospectus:
Trading Symbol	CSOAX
Credit Suisse Strategic Income Fund | Class C
Prospectus:
Trading Symbol	CSOCX
Credit Suisse Strategic Income Fund | Class I
Prospectus:
Trading Symbol	CSOIX